Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Derivative Financial Instruments [Abstract]
Disclosure of detailed information about financial instruments
As of June 30, 2025, and December 31, 2024, this caption includes the following:

In thousands of soles			Reference value	Maturity date	2025	2024

Derivative assets mandatorily measured at FVOCI

Fx operation Agreement – Call Spread	(a	)	US$ 253,000	2029	34,006	38,849

Fx operation Agreement – Call Spread (Long Put)	(a	)	US$ 47,000	2025	-	(2,856)

Fx operation Agreement – Call Spread (Short Call)	(a	)	US$ 47,000	2025	-	7,825

Fx operation Agreement – Call Spread	(b	)	US$ 108,500	2028	9,462	-

Fx operation Agreement – Single Call	(c	)	US$ 30,000	2028	1,004	6,337

Fx operation Agreement – Call Spread	(d	)	US$ 2,082	2028	-	205

Fx operation Agreement – Call Spread	(d	)	US$ 50,918	2028	-	5,534

Fx operation Agreement – Call Spread	(e	)	US$ 55,500	2026	-	4,828

Interest Rate Swap – TIIE	(f	)	MXN 1,705,351	2028	-	6,750

					44,472	67,472

Current					1,004	8,962

Non-current					43,468	58,510

In thousands of soles			Reference value	Maturity date	2025	2024

Derivative liabilities mandatorily measured at FVTPL

Fx operation Agreement – Forward	(g	)	US$ 3,000	2025	215	-

Derivative liabilities mandatorily measured at FVOCI

Fx operation Agreement – Call Spread (Long Put)	(a	)	US$ 47,000	2025	5,700	-

Fx operation Agreement – Call Spread (Short Call)	(a	)	US$ 47,000	2025	(1,751)	-

Interest Rate Swap – TIIE	(f	)	MXN 3,410,702	2028	54,793	38,471

Interest Rate Swap – SOFR	(f	)	US$ 77,500	2028	6,763	3,899

Interest Rate Swap – TIIE	(f	)	MXN 1,705,351	2028	6,215	-

					71,935	42,370

Current					29,778	15,273

Non-current					42,157	27,097